UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT             November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total: $1,042,092
                                         (thousands)


List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2009


COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COL 7         COLUMN 8

                               TITLE                       VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (x 1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE    SHARED NONE
--------------                 --------         -----      --------  -------   --- ----  ----------  ----   ----    ------ ----
ACETO CORP                     COM              004446100   8,426    1,272,818           SOLE        NONE     807,886        464,932
ACXIOM CORP                    COM              005125109   2,936      310,340           SOLE        NONE     194,320        116,020
ADMINISTAFF INC                COM              007094105   3,967      151,020           SOLE        NONE      94,600         56,420
AFC ENTERPRISES INC            COM              00104Q107  12,686    1,506,637           SOLE        NONE     945,587        561,050
AFFILIATED MANAGERS GROUP      COM              008252108  38,451      591,459           SOLE        NONE     346,321        245,138
ALBERTO CULVER CO NEW          COM              013078100   8,093      292,370           SOLE        NONE     172,550        119,820
ALLIANT TECHSYSTEMS INC        COM              018804104   2,304       29,600           SOLE        NONE       1,200         28,400
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106  15,217      902,544           SOLE        NONE     491,342        411,202
ANNALY CAP MGMT INC            COM              035710409   1,442       79,500           SOLE        NONE       4,600         74,900
APPLIED SIGNAL TECHNOLOGY IN   COM              038237103   6,241      268,208           SOLE        NONE     172,500         95,708
ARGON ST INC                   COM              040149106  23,192    1,217,445           SOLE        NONE     809,362        408,083
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205  19,669      615,240           SOLE        NONE     406,700        208,540
B & G FOODS INC NEW            UNIT 99/99/9999  05508R205   4,827      296,673           SOLE        NONE     210,283         86,390
B & G FOODS INC NEW            CL A             05508R106  14,075    1,718,535           SOLE        NONE   1,047,370        671,165
BECKMAN COULTER INC            COM              075811109   7,053      102,300           SOLE        NONE      50,600         51,700
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103  24,350    1,211,450           SOLE        NONE     718,800        492,650
CAL DIVE INTL INC DEL          COM              12802T101   4,030      407,500           SOLE        NONE     255,000        152,500
CAPITALSOURCE INC              COM              14055X102   3,584      825,820           SOLE        NONE     515,000        310,820
CAPSTEAD MTG CORP              COM NO PAR       14067E506   3,818      274,500           SOLE        NONE     172,700        101,800
CASH AMER INTL INC             COM              14754D100  22,554      747,803           SOLE        NONE     436,372        311,431
CBIZ INC                       COM              124805102  24,636    3,302,404           SOLE        NONE   2,221,000      1,081,404
CHECK POINT SOFTWARE TECH LT   ORD              M22465104   8,238      290,599           SOLE        NONE     143,699        146,900
CHEMED CORP NEW                COM              16359R103  24,445      556,967           SOLE        NONE     348,565        208,402
CLEAN HARBORS INC              COM              184496107   9,228      164,020           SOLE        NONE     104,500         59,520
COMPASS MINERALS INTL INC      COM              20451N101   5,447       88,390           SOLE        NONE      52,600         35,790
CONCHO RES INC                 COM              20605P101  30,522      840,359           SOLE        NONE     475,689        364,670
CONVERGYS CORP                 COM              212485106  21,604    2,173,480           SOLE        NONE   1,282,460        891,020
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307   7,466      525,755           SOLE        NONE     329,994        195,761
DOLAN MEDIA CO                 COM              25659P402  19,926    1,661,875           SOLE        NONE   1,092,291        569,584
DONNELLEY R R & SONS CO        COM              257867101  35,805    1,684,157           SOLE        NONE     993,180        690,977
ELECTRO RENT CORP              COM              285218103   2,016      175,009           SOLE        NONE      99,198         75,811
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105  10,150      297,313           SOLE        NONE     159,313        138,000
EQUIFAX INC                    COM              294429105   2,560       87,841           SOLE        NONE      43,141         44,700
FISERV INC                     COM              337738108   7,163      148,600           SOLE        NONE      62,100         86,500
FRONTIER COMMUNICATIONS CORP   COM              35906A108   1,876      248,836           SOLE        NONE      14,736        234,100
FULLER H B CO                  COM              359694106   8,327      398,400           SOLE        NONE     249,400        149,000
GALLAGHER ARTHUR J & CO        COM              363576109  13,079      536,671           SOLE        NONE     306,961        229,710
GLOBAL CASH ACCESS HLDGS INC   COM              378967103  23,709    3,243,395           SOLE        NONE   2,206,650      1,036,745
GLOBALOPTIONS GROUP INC        COM NEW          37946D209      54       30,198           SOLE        NONE       5,700         24,498
HARRIS CORP DEL                COM              413875105   2,944       78,300           SOLE        NONE      38,900         39,400
HATTERAS FINL CORP             COM              41902R103   7,250      241,820           SOLE        NONE     150,500         91,320
HERCULES TECH GROWTH CAP INC   COM              427096508  11,484    1,169,497           SOLE        NONE     731,073        438,424
HEWITT ASSOCS INC              COM              42822Q100  26,564      729,180           SOLE        NONE     425,960        303,220
HUDSON CITY BANCORP            COM              443683107   3,787      288,000           SOLE        NONE     141,600        146,400
INFOGROUP INC                  COM              45670G108  23,166    3,304,763           SOLE        NONE   2,256,083      1,048,680
INTERACTIVE DATA CORP          COM              45840j107  32,696    1,247,460           SOLE        NONE     738,200        509,260
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   1,552       56,300           SOLE        NONE       3,200         53,100
INTUIT                         COM              461202103   8,228      288,710           SOLE        NONE     139,910        148,800
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105  12,397      444,030           SOLE        NONE     262,270        181,760
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205  32,354    1,406,074           SOLE        NONE     951,534        454,540
JACK IN THE BOX INC            COM              466367109   1,008       49,200           SOLE        NONE      41,700          7,500
KAMAN CORP                     COM              483548103  26,423    1,202,125           SOLE        NONE     785,931        416,194
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   4,098       51,025           SOLE        NONE       2,925         48,100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   6,980      106,247           SOLE        NONE      47,247         59,000
LIQUIDITY SERVICES INC         COM              53635B107   8,259      800,319           SOLE        NONE     503,482        296,837
MDC PARTNERS INC               CL A SUB VTG     552697104  16,054    2,157,856           SOLE        NONE   1,361,497        796,359
MIPS TECHNOLOGIES INC          COM              604567107   7,835    2,078,139           SOLE        NONE   1,287,345        790,794
NELNET INC                     CL A             64031N108  18,932    1,521,856           SOLE        NONE   1,034,546        487,310
NOVELL INC                     COM              670006105  12,977    2,877,395           SOLE        NONE   1,622,100      1,255,295
NVR INC                        COM              62944T105   1,265        1,985           SOLE        NONE          85          1,900
OCEANEERING INTL INC           COM              675232102  19,555      344,580           SOLE        NONE     198,190        146,390
PLAINS EXPL& PRODTN CO         COM              726505100   4,015      145,161           SOLE        NONE      61,441         83,720
PROGRESS SOFTWARE CORP         COM              743312100  30,235    1,334,868           SOLE        NONE     788,450        546,418
PURECYCLE CORP                 COM NEW          746228303     115       34,700           SOLE        NONE       5,900         28,800
QUEST DIAGNOSTICS INC          COM              74834L100   6,142      117,676           SOLE        NONE      62,726         54,950
RALCORP HLDGS INC NEW          COM              751028101  12,987      222,120           SOLE        NONE     138,950         83,170
SCHEIN HENRY INC               COM              806407102   5,232       95,281           SOLE        NONE      46,481         48,800
SILGAN HOLDINGS INC            COM              827048109  43,531      825,541           SOLE        NONE     486,855        338,686
SMUCKER J M CO                 COM NEW          832696405   8,725      164,600           SOLE        NONE      79,400         85,200
SPEEDWAY MOTORSPORTS INC       COM              847788106  23,297    1,618,943           SOLE        NONE     979,516        639,427
SRS LABS INC                   COM              78464M106   7,675    1,049,975           SOLE        NONE     652,435        397,540
STAGE STORES INC               COM NEW          85254C305  11,009      849,470           SOLE        NONE     557,517        291,953
STANLEY WKS                    COM              854616109  19,866      465,353           SOLE        NONE     253,805        211,548
SYBASE INC                     COM              871130100  13,363      343,524           SOLE        NONE     195,465        148,059
TELEDYNE TECHNOLOGIES INC      COM              879360105  21,695      602,810           SOLE        NONE     361,000        241,810
TIFFANY & CO NEW               COM              886547108   1,772       46,000           SOLE        NONE       2,700         43,300
VIRGIN MEDIA INC               COM              92769L101   7,846      563,644           SOLE        NONE     273,248        290,396
WENDYS ARBYS GROUP INC         COM              950587105  10,670    2,255,734           SOLE        NONE   1,380,073        875,661
WEST PHARMACEUTICAL SVSC INC   COM              955306105  13,684      336,965           SOLE        NONE     203,025        133,940
WESTERN UN CO                  COM              959802109   8,071      426,600           SOLE        NONE     184,400        242,200
WILLIS GROUP HOLDINGS LTD      SHS              G96655108  20,781      736,390           SOLE        NONE     425,988        310,402
WINDSTREAM CORP                COM              97381W104   2,407      237,623           SOLE        NONE      13,823        223,800


SK 01269 0001 1041662